Stock-Based Compensation - Summary of stock option activity (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 19, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Number of Options Outstanding			11,711,174	11,711,174	4,173,285
Number of options granted					10,800,000
Early exercise of common stock options Shares			(881,993)		(3,103,769)
Number of Options Forfeited			(1,556,098)		(158,342)
Number of Options Expired					0
Number of Options Outstanding	11,711,174		9,273,083	11,711,174	11,711,174
Number of Options Vested and exercisable	1,381,326		1,978,319	1,381,326
Weighted- Average Exercise Price Outstanding			$ 0.86	$ 0.86	$ 0.49
Weighted- Average Exercise Price Granted					0.89
Weighted- Average Exercise Price Exercised			0.48		0.43
Weighted- Average Exercise Price Forfeited			0.53		0.65
Weighted- Average Exercise Price Outstanding	$ 0.86		0.95	0.86	$ 0.86
Weighted- Average Exercise Price Vested and exercisable	$ 0.48		$ 0.54	$ 0.48
Weighted- Average Remaining Contractual Life (Years)	9 days 2 hours	8 days 14 hours		9 days 2 hours	8 days 21 hours
Weighted- Average Remaining Contractual Life (Years) Vested and exercisable			6 days 19 hours	7 days 16 hours
Aggregate Intrinsic Value Outstanding			$ 11,304	$ 11,304	$ 199
Aggregate Intrinsic Value Outstanding	$ 11,304		8,130	11,304	$ 11,304
Aggregate Intrinsic Value Vested and exercisable	$ 1,781		$ 2,541	$ 1,781